9. Property, plant and equipment (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Office premises	$ 1,866	$ 1,866
Leasehold improvements	160	158
Office premises and leasehold improvements			47,092	47,092	33,707	32,561
Furniture, fixtures and office equipment	627	616	8,511	7,136
Motor vehicles	155	162	3,258	3,361	1,125	1,125
Plant and machineries			711	711	7,938	7,847
Office equipment					2,899	2,732
Construction in progress			437	298
Testing equipment	30	87
Gross	2,838	2,889	60,009	58,598	45,669	44,265
Less: Accumulated depreciation	(1,949)	(1,944)	(11,918)	(9,505)	(18,067)	(15,606)
Net	$ 889	$ 945	48,091	49,093	27,602	28,659